23. Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

2017	March 31,	June 30,	September 30,	December 31,

Interest income	$6,156,393	$6,444,837	$6,820,165	$7,019,554
Interest expense	734,411	749,504	796,192	788,283
Provision for loan losses	150,000	150,000	150,000	200,000
Non-interest income	1,370,218	1,381,731	1,449,247	1,383,196
Non-interest expense	4,731,119	4,892,568	4,842,116	4,700,520
Net income	1,414,216	1,499,513	1,792,949	1,524,620
Earnings per common share	0.27	0.29	0.35	0.30

2016	March 31,	June 30,	September 30,	December 31,

Interest income	$5,818,254	$5,963,378	$6,254,098	$6,212,384
Interest expense	663,262	676,995	691,743	667,299
Provision for loan losses	100,000	150,000	150,000	100,000
Non-interest income	1,237,851	1,318,699	1,483,520	1,461,829
Non-interest expense	4,682,291	4,675,180	4,790,503	4,994,550
Net income	1,169,494	1,295,199	1,515,900	1,503,685
Earnings per common share	0.23	0.25	0.30	0.29